EIP Growth and Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 66.5%	Shares	Value
Canada - 9.0%
Energy - 5.9%
Imperial Oil Ltd.	21,010	$1,751,794
Keyera Corp.	40,330	1,266,134
Suncor Energy, Inc.	19,220	758,063
TC Energy Corp.	20,426	977,997
		4,753,988
Independent Power and Renewable Electricity Producers - 0.2%
Northland Power, Inc.	9,130	149,179
		$–
Utilities - 2.9%
AltaGas, Ltd.	13,401	395,666
Atco Ltd./Canada - Class I	28,470	1,031,051
Canadian Utilities Ltd. - Class A	2,000	55,687
Emera, Inc.	730	34,277
Fortis, Inc./Canada	9,070	443,812
Hydro One Ltd. (a)	11,130	393,599
		2,354,092
Total Canada		7,257,259

Denmark - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted A/S - ADR (b)	4,975	77,760

France - 1.6%
Energy - 1.6%
TotalEnergies SE - ADR	21,940	1,306,527

Italy - 0.3%
Utilities - 0.3%
Enel SpA - ADR	21,884	193,892

Spain - 0.0%(c)
Independent Power and Renewable Electricity Producers - 0.0%(c)
EDP Renovaveis SA	350	4,114

United Kingdom - 2.2%
Energy - 1.9%
Shell PLC - ADR	20,940	1,512,077
		$–
Energy Equipment & Services - 0.3%
TechnipFMC PLC	7,780	282,959
Total United Kingdom		1,795,036

United States - 53.3%(d)
Construction & Engineering - 2.8%
Fluor Corp. (b)	18,660	1,059,328
Quanta Services, Inc.	2,960	1,202,145
		2,261,473
Energy - 11.9%
Cheniere Energy, Inc.	4,150	978,902
Core Natural Resources, Inc.	4,000	295,240
DT Midstream, Inc.	9,700	996,481
Enbridge, Inc.	12,179	551,587
EQT Corp.	10,490	563,837
Exxon Mobil Corp.	15,200	1,696,928
Gulfport Energy Corp. (b)	1,200	208,956
Kinder Morgan, Inc.	38,540	1,081,432
ONEOK, Inc.	22,945	1,884,014
Targa Resources Corp.	6,500	1,081,665
The Williams Companies, Inc.	4,609	276,310
		9,615,352
Energy Equipment & Services - 3.6%
Archrock, Inc.	16,470	384,739
Cactus, Inc. - Class A	3,710	156,970
Generac Holdings, Inc. (b)	5,720	1,113,627
Halliburton Co.	16,550	370,720
Helmerich & Payne, Inc.	4,610	74,728
NOV, Inc.	10,580	133,097
Schlumberger NV	18,640	630,032
		2,863,913
Independent Power and Renewable Electricity Producers - 4.0%
Clearway Energy, Inc. - Class A	55,520	1,708,906
The AES Corp.	6,270	82,450
Vistra Corp.	6,730	1,403,474
		3,194,830
Professional Services - 0.3%
Amentum Holdings, Inc. (b)	1,347	33,635
Jacobs Solutions, Inc.	1,270	180,175
		213,810
Utilities - 30.7%
ALLETE, Inc.	3,000	197,790
Alliant Energy Corp.	16,690	1,085,017
Ameren Corp.	5,810	587,565
American Electric Power Co., Inc.	12,719	1,439,028
American Water Works Co., Inc.	90	12,622
Atmos Energy Corp.	6,160	960,467
CenterPoint Energy, Inc.	25,180	977,487
Chesapeake Utilities Corp.	3,170	380,020
CMS Energy Corp.	8,456	624,053
Constellation Energy Corp.	2,070	720,029
Dominion Energy, Inc.	16,960	991,312
DTE Energy Co.	7,284	1,008,178
Duke Energy Corp.	3,970	482,911
Entergy Corp.	12,440	1,124,949
Essential Utilities, Inc.	12,800	471,040
Evergy, Inc.	21,930	1,552,644
IDACORP, Inc.	7,290	913,656
National Fuel Gas Co.	32,420	2,813,732
New Jersey Resources Corp.	15,250	700,127
NextEra Energy, Inc.	5,200	369,512
ONE Gas, Inc.	10,525	765,167
PG&E Corp.	19,000	266,380
PPL Corp.	36,190	1,291,621
Public Service Enterprise Group, Inc.	6,800	610,572
Sempra Energy	4,120	336,522
The Southern Co.	13,850	1,308,548
UGI Corp.	24,600	890,028
WEC Energy Group, Inc.	8,000	872,640
Xcel Energy, Inc.	12,664	930,044
		24,683,661
Total United States		42,833,039
TOTAL COMMON STOCKS (Cost $41,414,020)		53,467,627

MASTER LIMITED PARTNERSHIPS - 25.4%	Units	Value
United States - 25.4%(d)
Chemicals - 0.9%
Westlake Chemical Partners, LP	32,311	711,811
		$–
Energy - 24.2%
Cheniere Energy Partners LP	13,465	776,526
Energy Transfer, LP	336,270	6,066,311
Enterprise Products Partners, LP	134,124	4,156,503
Hess Midstream LP - Class A (e)	15,998	696,393
MPLX, LP	80,590	4,230,975
Plains GP Holdings LP (e)	68,590	1,344,364
Sunoco LP	28,320	1,566,379
TXO Partners LP	41,580	632,016
		19,469,467
Energy Equipment & Services - 0.3%
USA Compression Partners, LP	9,040	215,604
Total United States		20,396,882
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $14,009,893)		20,396,882

SHORT-TERM INVESTMENTS - 6.9%		Value
Money Market Funds - 6.9%	Shares
First American Treasury Obligations Fund - Class Z, 4.18%(f)	5,572,151	5,572,151
TOTAL SHORT-TERM INVESTMENTS (Cost $5,572,151)		5,572,151

TOTAL INVESTMENTS - 98.8% (Cost $60,996,064)		79,436,660
Other Assets in Excess of Liabilities - 1.2%		943,341
TOTAL NET ASSETS - 100.0%		$80,380,001
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
LP - Limited Partnership
PLC - Public Limited Company
SA - Sociedad Anónima
SE – Societas Europeae SpA – Societ per Azioni

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $393,599 or 0.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	This Security has elected to be treated as a corporation for U.S. Federal income tax purposes.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

EIP Growth and Income Fund Schedule of Total Return Swap Contracts as of July 31, 2025 (Unaudited)

For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received.
The amount of $985,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at July 31, 2025:

Reference Entity	Counterparty	Long/ Short	Maturity Date	Notional Amount(1)	Value/ Unrealized Appreciation (Depreciation) (2)
American Water Works Co., Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	$35,208	$(229)
Atmos Energy Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	412,988	3,918
Cheniere Energy, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	105,899	1
Clearway Energy, Inc. - Class A	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	227,778	2,850
DT Midstream, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	429,187	(2,828)
Enterprise Products Partners, LP	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	2,318,085	(2,813)
IDACORP, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	108,468	6,583
Kinder Morgan, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	72,644	904
New Jersey Resources Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	69,324	(161)
Sempra Energy	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	528,618	52,531
The Williams Companies, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/16/2026	140,672	3,481
					$64,237

(1)	The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2)	Amounts include $30,526 of net dividends and financing costs.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

EIP Growth and Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$53,467,627	$–	$–	$53,467,627
Master Limited Partnerships	20,396,882	–	–	20,396,882
Money Market Funds	5,572,151	–	–	5,572,151
Total Investments	$79,436,660	$–	$–	79,436,660

Other Financial Instruments:
Total Return Swaps*	–	70,268	–	70,268
Total Other Financial Instruments	$–	$70,268	$–	$70,268

Liabilities:
Other Financial Instruments:
Total Return Swaps*	–	(6,031)	–	(6,031)
Total Other Financial Instruments	$–	$(6,031)	$–	$(6,031)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.